Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Table
Debt at December 31, consisted of the following Senior Notes:

($ in millions)				2025		2024
Principal Amount	Interest Rate	Issuance Date	Maturity Date	Carrying Value	Fair Value	Carrying Value	Fair Value
$500	2.45%	August 2016	2027	$499	$493	$499	$479
500	2.50	March 2022	2027	499	492	499	479
300	6 5/8	March 1999	2029	299	323	298	320
550	4.00	October 2018	2029	548	551	547	534
500	3.20	March 2020	2030	498	484	498	462
500	3.00	March 2022	2032	497	462	497	439
400	6.25	November 2002	2032	397	442	397	430
500	4.95	May 2023	2033	497	513	497	495
350	4.35	April 2014	2044	347	304	347	298
400	3.70	January 2015	2045	396	314	396	308
850	4.125	April 2017	2047	843	702	842	684
600	4.20	March 2018	2048	591	498	591	490
500	3.95	March 2020	2050	492	392	491	386
500	3.70	March 2022	2052	494	375	494	369
Total				$6,897	$6,345	$6,893	$6,173

Aggregate Principal Payments on Debt Outstanding	Aggregate required principal payments on debt outstanding at December 31, 2025, were as follows:

(millions)	Payments
2026	$0
2027	1,000
2028	0
2029	850
2030	500
Thereafter	4,600
Total	$6,950

Cash Flow Hedging
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges Included in Accumulated Other Comprehensive Income
The following table shows the original gain (loss) recognized at debt issuance and the unamortized balance at December 31, 2025, on a pretax basis:

(millions)	Unrealized Gain (Loss) at Issuance	Unamortized Balance at December 31, 2025
6 5/8% Senior Notes due 2029	$(4)	$(1)
6.25% Senior Notes due 2032	5	2
4.35% Senior Notes due 2044	(2)	(1)
3.70% Senior Notes due 2045	(13)	(10)
4.125% Senior Notes due 2047	(8)	(7)